Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three and six months ended June 30, 2016 and 2015 is provided below.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Operating profit	$488	$467	$720	$751
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(10)	(22)	(25)	(34)
Interest expenses of Industrial Activities, net of interest income and eliminations	(120)	(117)	(239)	(223)
Other, net *	(117)	(93)	(685)	(168)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$241	$235	$(229)	$326
(*)

The increase in “Other, net” was primarily attributable to exceptional non-tax deductible charges of €45 million ($49 million) and €495 million ($551 million) for the three and six months ended June 30, 2016, respectively, as a result of the European Commission settlement. For more information on this matter, see “Note 14: Commitments and Contingencies”.

Summary of Operating Segment Information

The following summarizes revenues by reportable segment:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Revenues:
Agricultural Equipment	$2,808	$3,035	$4,932	$5,612
Construction Equipment	595	740	1,131	1,342
Commercial Vehicles	2,595	2,470	4,640	4,507
Powertrain	1,023	947	1,905	1,848
Eliminations and other	(571)	(558)	(1,082)	(1,050)
Net sales of Industrial Activities	6,450	6,634	11,526	12,259
Financial Services	399	423	787	836
Eliminations and other	(96)	(99)	(188)	(177)
Total Revenues	$6,753	$6,958	$12,125	$12,918

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Operating Profit:	(in millions)		(in millions)
Agricultural Equipment	$301	$263	$391	$467
Construction Equipment	17	35	31	35
Commercial Vehicles	100	67	138	68
Powertrain	66	53	119	89
Eliminations and other	(31)	(17)	(48)	(35)
Operating profit of Industrial Activities	$453	$401	$631	$624
Financial Services	119	140	249	269
Eliminations and other	(84)	(74)	(160)	(142)
Total Operating profit	$488	$467	$720	$751